DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Direct Operating Costs 1 [Abstract]
Depreciation and amortization	$ 668	$ 775	$ 365
Transportation and distribution	290	255	195
Operations and maintenance	148	140	94
Compensation	173	150	87
Other	55	58	37
Total	$ 1,334	$ 1,378	$ 778